DEFERRED ROYALTY COSTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)
Royalty Costs [Line Items]
Amount of deferred royalty cost	¥ 9,000	$ 1,200
Publishing license agreement, minimum royalty costs			¥ 42,000
Total	¥ 9,000	$ 1,200
Intangible Assets, useful life	5 years	5 years
Scenario after close beta testing date
Royalty Costs [Line Items]
Publishing license agreement, minimum royalty costs	¥ 9,000
Scenario, after commercial launch
Royalty Costs [Line Items]
Publishing license agreement, minimum royalty costs	¥ 24,000